SUMMARY OF UNVESTED NON EMPLOYEE OPTIONS (Details) - Unvested Non Employee [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of Options Unvested, Beginning balance	290,834	292,500
Weighted Average Grant Date Fair Value, Beginning balance	$ 3.13	$ 1.80
Number of Options Unvested, Granted		140,000
Weighted Average Grant Date Fair Value, Granted		$ 5.00
Number of Options Unvested, Vested	(168,333)	(155,000)
Weighted Average Grant Date Fair Value, Vested	$ 2.61	$ 1.76
Number of Options Unvested, Forfeited or expired	(21,666)
Weighted Average Grant Date Fair Value, Forfeited or expired	$ 3.43
Number of Options Unvested, Exercised
Weighted Average Grant Date Fair Value, Exercised
Number of Options Unvested, Ending balance		277,500
Weighted Average Grant Date Fair Value, Ending balance		$ 3.44
Number of Options Unvested, Vested	168,333	155,000
Number of Options Unvested, Forfeited or expired	21,666
Number of Options Unvested, Ending balance	100,835	290,834
Weighted Average Grant Date Fair Value, Ending balance	$ 3.95	$ 3.13